N-6	May 21, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	SEPARATE ACCOUNT FP
Entity Central Index Key	0000771726
Entity Investment Company Type	N-6
Document Period End Date	May 21, 2026
Amendment Flag	false
C000230719 [Member]
Item 2. Key Information [Line Items]
Prospectuses Available [Text Block]	This Supplement updates certain information in the Appendix listing available Portfolio Companies in the most recent prospectuses, initial summary prospectuses, updating summary prospectuses and modernized alternative disclosure annual notice documents for variable life policies and in any supplements to those prospectuses, initial summary prospectuses, updating summary prospectuses and modernized alternative disclosure annual notice documents (collectively, the “Prospectuses” or “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any Prospectus or Supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.
Portfolio Companies [Table Text Block]
The following hereby amends the current expense in “Appendix: Investment options available under the contract” for the following fund:

Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses

Lord Abbett Bond Debenture Portfolio (VC) — Lord, Abbett & Co. LLC	1.05%

C000230719 [Member] | Lord Abbett Bond Debenture Portfolio (VC) [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Bond Debenture Portfolio (VC)
Portfolio Company Adviser [Text Block]	Lord, Abbett And Co. LLC
Current Expenses [Percent]	1.05%